DUE TO RELATED PARTY (Details Textual)	3 Months Ended	6 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)
Due to Related Parties, Current	$ 11,973	$ 11,973
Interest Expense, Related Party	$ 180	$ 180
Chief Executive Officer [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%